SCHEDULE OF OTHER INCOME, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Sales of side products and spare parts	$ 619,830	$ 929,780	$ 791,110
VAT tax concessions	449,097	762,327	870,411
Profit (loss) on disposal of property, plant and equipment	3,669	8,423	(50,116)
Government grants			700
Gain on lease modification	703
Others	40,352	122,632	13,418
Total	$ 1,113,651	$ 1,823,162	$ 1,625,523